Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Recorded at Fair Market Value
Assets and liabilities subject to fair value measurement are as follows:

	December 31, 2014			December 31, 2013
		Fair Value Measurements Using			Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Fair Value	Level 1	Level 2
Assets
Short-term investments
Certificates of deposit	$136,653	$136,653	$—	$215,010	$215,010	$—
U.S. dollar indexed bond funds	—	—	—	27,978	—	27,978
Assets held in rabbi trusts	9,771	9,771	—	10,377	10,377	—
Foreign exchange forward contracts	2,964	—	2,964	1,382	—	1,382
Total	$149,388	$146,424	$2,964	$254,747	$225,387	$29,360

Liabilities
Deferred compensation	$9,771	$9,771	$—	$10,377	$10,377	$—
Foreign exchange forward contracts	967	—	967	364	—	364
Interest rate swaps	1,212	—	1,212	2,351	—	2,351
Total	$11,950	$9,771	$2,179	$13,092	$10,377	$2,715

Fair value and carrying value of the Company's debt instruments
The fair value and carrying value of the Company’s debt instruments are summarized as follows:

	December 31, 2014		December 31, 2013
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes payable	$25,575	$25,575	$43,791	$43,791
Long-term debt	483,621	479,794	489,499	480,242
Total debt instruments	$509,196	$505,369	$533,290	$524,033